Document and Entity Information	6 Months Ended
	Jun. 30, 2012	Jul. 11, 2012
Document and Entity Information [Abstract]
Amendment Description	The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the registration statement shall become effective on such date as the commission, acting pursuant to said Section 8(a), may determine.
Entity Registrant Name	MAGNEGAS CORP
Entity Central Index Key	0001353487
Document Type	S-1
Document Period End Date	Jun. 30, 2012
Amendment Flag	true
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		17,721,569